Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of (Loss) Income From Continuing Operations, Before Income Tax and Discontinued Operations Attributable to Different Jurisdictions

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2012	2011	2010
Russia	(775,543)	1,457,608	1,180,230
Switzerland	2,639	(57,874)	61,583
British Virgin Islands	16,808	5,467	144,032
Romania	(340,988)	(161,345)	(114,597)
Lithuania	(10,832)	(1,542)	(3,514)
Kazakhstan	(104,772)	(43,111)	(48,751)
USA	(114,985)	36,397	(34,223)
Other	(49,628)	(63,033)	(215,556)

Total	(1,377,301)	1,172,567	969,204

Schedule of Income Tax Benefit or Expense, by Jurisdiction

	Years ended December 31,
	2012	2011	2010
Current income tax expense (benefit)
Russia	239,714	323,134	195,529
Switzerland	(3,604)	7,512	921
Romania	(94)	1,153	80
Lithuania	—	—	—
Kazakhstan	1,395	5,783	531
USA	8	31	—
Other	7,771	15,355	4,215

	245,190	352,968	201,276

Deferred income tax expense (benefit)
Russia	15,553	17,683	34,106
Switzerland	1,434	(999)	(2,822)
Romania	(14,450)	(592)	(794)
Lithuania	(116)	234	48
Kazakhstan	(8,853)	(10,546)	55,964
USA	(54,773)	2,052	(8,007)
Other	(4,830)	(50)	(3,141)

	(66,035)	7,782	75,354

Total income tax expense	179,155	360,750	276,630

Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and noncontrolling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2012	2011	2010
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(275,460)	234,513	193,841
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions	—	28,002	—
Other permanent differences	(2,477)	1,462	3,107

Income tax expense, as reported	179,155	360,750	276,630

Schedule of Deferred Tax Assets, Net and Liability

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2012	December 31, 2011
Deferred tax assets, current:
Inventory	15,473	13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097

Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)

Total deferred tax asset net of valuation allowance, current	50,274	43,256

Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397

Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)

Total deferred tax asset net of valuation allowance, non-current	246,293	173,928

Total deferred tax asset, net	296,567	217,184

	December 31, 2012	December 31, 2011
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469

Total deferred tax liabilities, current	69,101	73,742

Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532

Total deferred tax liabilities, non-current	1,679,069	1,636,592

Total deferred tax liability	1,748,170	1,710,334

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2012	2011
Unrecognized income tax benefits at the beginning of year	1,752	3,549
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	—	143
Increases as a result of tax positions taken during the current period	14,537	—
Decreases relating to settlements with tax authorities	—	(2,029)
Translation difference	414	89

Unrecognized income tax benefits at the end of year	16,703	1,752